Business Acquisition - Allocation of Purchase Price for Acquisition (Details) ¥ in Thousands, $ in Thousands								12 Months Ended
	Nov. 01, 2018 CNY (¥)	Aug. 16, 2017 CNY (¥)	Jul. 31, 2017 CNY (¥)	Nov. 28, 2016 CNY (¥)	Nov. 15, 2016 CNY (¥)	Jul. 31, 2016 CNY (¥)	May 05, 2016 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)
Business Acquisition [Line Items]
Goodwill								¥ 1,243,817	¥ 1,152,913		$ 180,906
Student Base | Minimum
Business Acquisition [Line Items]
Depreciation or amortization period, intangible assets								2 years 2 months 12 days
Student Base | Maximum
Business Acquisition [Line Items]
Depreciation or amortization period, intangible assets								7 years
Trademark
Business Acquisition [Line Items]
Depreciation or amortization period, intangible assets								5 years 4 months 24 days
Relationship with Partnership School
Business Acquisition [Line Items]
Depreciation or amortization period, intangible assets								6 years 4 months 24 days
Franchise Agreement
Business Acquisition [Line Items]
Depreciation or amortization period, intangible assets								3 years 4 months 24 days
Shanghai Pukuan
Business Acquisition [Line Items]
Cash and cash equivalents							¥ 2,887
Prepaid expenses and other current assets							17,121
Restricted cash							1,120
Accrued expenses and other current liabilities							(2,568)
Deferred revenue							(19,807)
Deferred tax liabilities							(1,175)
Goodwill							17,922
Total							20,200
Shanghai Pukuan | Student Base
Business Acquisition [Line Items]
Intangible assets							¥ 4,700
Depreciation or amortization period, intangible assets							6 years 8 months 12 days
Luoyang Pucai
Business Acquisition [Line Items]
Cash and cash equivalents						¥ 2,494
Prepaid expenses and other current assets						8,113
Property, plant and equipment, net						42
Accrued expenses and other current liabilities						(640)
Deferred revenue						(10,105)
Deferred tax liabilities						(700)
Goodwill						25,896
Total						¥ 27,900
Luoyang Pucai | Minimum
Business Acquisition [Line Items]
Depreciation or amortization period, property, plant and equipment, net						3 years
Luoyang Pucai | Maximum
Business Acquisition [Line Items]
Depreciation or amortization period, property, plant and equipment, net						5 years
Luoyang Pucai | Student Base
Business Acquisition [Line Items]
Intangible assets						¥ 2,800
Depreciation or amortization period, intangible assets						4 years 4 months 24 days
Xi’an Shanghe
Business Acquisition [Line Items]
Cash and cash equivalents					¥ 3,998
Prepaid expenses and other current assets					5,874
Property, plant and equipment, net					187
Restricted cash					20
Accrued expenses and other current liabilities					(3,164)
Deferred revenue					(8,272)
Deferred tax liabilities					(750)
Goodwill					26,907
Total					¥ 27,800
Xi’an Shanghe | Minimum
Business Acquisition [Line Items]
Depreciation or amortization period, property, plant and equipment, net					3 years
Xi’an Shanghe | Maximum
Business Acquisition [Line Items]
Depreciation or amortization period, property, plant and equipment, net					5 years
Xi’an Shanghe | Student Base
Business Acquisition [Line Items]
Intangible assets					¥ 3,000
Depreciation or amortization period, intangible assets					3 years 1 month 6 days
Dalian Pude
Business Acquisition [Line Items]
Cash and cash equivalents				¥ 1,475
Prepaid expenses and other current assets				28,060
Property, plant and equipment, net				20
Accrued expenses and other current liabilities				(8,848)
Deferred revenue				(20,659)
Deferred tax liabilities				(2,300)
Goodwill				44,752
Total				¥ 51,700
Dalian Pude | Minimum
Business Acquisition [Line Items]
Depreciation or amortization period, property, plant and equipment, net				3 years
Dalian Pude | Maximum
Business Acquisition [Line Items]
Depreciation or amortization period, property, plant and equipment, net				5 years
Dalian Pude | Student Base
Business Acquisition [Line Items]
Intangible assets				¥ 9,200
Depreciation or amortization period, intangible assets				4 years 1 month 6 days
Luzhou Puxin
Business Acquisition [Line Items]
Cash and cash equivalents										¥ 165
Prepaid expenses and other current assets										3,372
Property, plant and equipment, net										155
Accrued expenses and other current liabilities										(73)
Deferred revenue										(3,464)
Deferred tax liabilities										(1,325)
Goodwill										14,570
Total										¥ 18,700
Luzhou Puxin | Minimum
Business Acquisition [Line Items]
Depreciation or amortization period, property, plant and equipment, net										3 years
Luzhou Puxin | Maximum
Business Acquisition [Line Items]
Depreciation or amortization period, property, plant and equipment, net										5 years
Luzhou Puxin | Student Base
Business Acquisition [Line Items]
Intangible assets										¥ 5,300
Depreciation or amortization period, intangible assets										4 years
Other 2016 Acquirees
Business Acquisition [Line Items]
Cash and cash equivalents										¥ 5,280
Prepaid expenses and other current assets										36,412
Property, plant and equipment, net										1,193
Restricted cash										100
Accrued expenses and other current liabilities										(4,880)
Deferred revenue										(42,910)
Deferred tax liabilities										(3,575)
Goodwill										91,457
Total										¥ 97,377
Other 2016 Acquirees | Minimum
Business Acquisition [Line Items]
Depreciation or amortization period, property, plant and equipment, net										3 years
Other 2016 Acquirees | Maximum
Business Acquisition [Line Items]
Depreciation or amortization period, property, plant and equipment, net										5 years
Other 2016 Acquirees | Student Base
Business Acquisition [Line Items]
Intangible assets										¥ 14,300
Other 2016 Acquirees | Student Base | Minimum
Business Acquisition [Line Items]
Depreciation or amortization period, intangible assets										2 years 6 months
Other 2016 Acquirees | Student Base | Maximum
Business Acquisition [Line Items]
Depreciation or amortization period, intangible assets										7 years
ZMN Education
Business Acquisition [Line Items]
Cash and cash equivalents			¥ 21,407
Prepaid expenses and other current assets			13,266
Property, plant and equipment, net			9,723
Restricted cash			1,008
Accrued expenses and other current liabilities			(32,857)
Deferred revenue			(208,345)
Deferred tax liabilities			(8,100)
Goodwill			324,429
Total			135,850
Rental deposits			7,285
Account payables			(564)
Loans from third parties			¥ (23,802)
ZMN Education | Minimum
Business Acquisition [Line Items]
Depreciation or amortization period, property, plant and equipment, net			3 years
ZMN Education | Maximum
Business Acquisition [Line Items]
Depreciation or amortization period, property, plant and equipment, net			5 years
ZMN Education | Trademark
Business Acquisition [Line Items]
Intangible assets			¥ 32,400
Depreciation or amortization period, intangible assets			5 years 4 months 24 days
Beijing GEDU
Business Acquisition [Line Items]
Cash and cash equivalents		¥ 89,437
Inventories		6,620
Prepaid expenses and other current assets		117,333
Property, plant and equipment, net		132,844
Restricted cash		14,332
Accrued expenses and other current liabilities		(79,167)
Deferred revenue		(221,484)
Deferred tax liabilities		(54,164)
Goodwill		323,354
Total		483,687
Deferred tax assets		2,547
Rental deposits		18,381
Account payables		(6,197)
Income tax payable		(2,505)
Franchise deposits		(7,344)
Beijing GEDU | Trademark
Business Acquisition [Line Items]
Intangible assets		¥ 140,000
Depreciation or amortization period, intangible assets								Indefinite
Beijing GEDU | Minimum
Business Acquisition [Line Items]
Depreciation or amortization period, property, plant and equipment, net		2 years
Beijing GEDU | Maximum
Business Acquisition [Line Items]
Depreciation or amortization period, property, plant and equipment, net		37 years
Beijing GEDU | Relationship with Partnership School
Business Acquisition [Line Items]
Intangible assets		¥ 5,300
Depreciation or amortization period, intangible assets		6 years 4 months 24 days
Beijing GEDU | Franchise Agreement
Business Acquisition [Line Items]
Intangible assets		¥ 4,400
Depreciation or amortization period, intangible assets		3 years 4 months 24 days
Other 2017 Acquirees
Business Acquisition [Line Items]
Cash and cash equivalents									15,824
Inventories									256
Prepaid expenses and other current assets									13,221
Property, plant and equipment, net									1,377
Accrued expenses and other current liabilities									(12,388)
Deferred revenue									(85,197)
Deferred tax liabilities									(6,775)
Goodwill									158,158
Total									174,770
Amounts due from related parties									¥ 63,194
Other 2017 Acquirees | Minimum
Business Acquisition [Line Items]
Depreciation or amortization period, property, plant and equipment, net									3 years
Other 2017 Acquirees | Maximum
Business Acquisition [Line Items]
Depreciation or amortization period, property, plant and equipment, net									5 years
Other 2017 Acquirees | Student Base
Business Acquisition [Line Items]
Intangible assets									¥ 27,100
Other 2017 Acquirees | Student Base | Minimum
Business Acquisition [Line Items]
Depreciation or amortization period, intangible assets									3 years 6 months
Other 2017 Acquirees | Student Base | Maximum
Business Acquisition [Line Items]
Depreciation or amortization period, intangible assets									5 years 10 months 24 days
Shandong Zengyu
Business Acquisition [Line Items]
Prepaid expenses and other current assets	¥ 37,169
Property, plant and equipment, net	1,241
Accrued expenses and other current liabilities	(2,219)
Deferred revenue	(35,534)
Deferred tax liabilities	(1,675)
Goodwill	71,028
Total	77,000
Rental deposits	¥ 290
Shandong Zengyu | Minimum
Business Acquisition [Line Items]
Depreciation or amortization period, property, plant and equipment, net	3 years
Shandong Zengyu | Maximum
Business Acquisition [Line Items]
Depreciation or amortization period, property, plant and equipment, net	5 years
Shandong Zengyu | Student Base
Business Acquisition [Line Items]
Intangible assets	¥ 6,700
Depreciation or amortization period, intangible assets	2 years 2 months 12 days
Other 2018 Acquirees
Business Acquisition [Line Items]
Cash and cash equivalents								¥ 54
Prepaid expenses and other current assets								8,504
Restricted cash								200
Accrued expenses and other current liabilities								(769)
Deferred revenue								(8,704)
Deferred tax liabilities								(275)
Goodwill								19,876
Total								19,986
Other 2018 Acquirees | Student Base
Business Acquisition [Line Items]
Intangible assets								¥ 1,100
Depreciation or amortization period, intangible assets								3 years 6 months